SUBSEQUENT EVENTS (Details Narrative) - CAD ($)		9 Months Ended
	Oct. 01, 2025	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants		$ 23,941,100	$ 373,244
Nonadjusting Events [member]
IfrsStatementLineItems [Line Items]
Warrants exercised	5,622,994
Proceeds from exercise of warrants	$ 28,949,428
Broker warrants exercised shares	378,222
Proceeds from exercise of broker warrants	$ 3,128,947